IVA Worldwide Fund
Investment Objective
The IVA Worldwide Fund (the “Worldwide Fund”) will seek long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Worldwide Fund. You may qualify for a sales charge discount on Class A shares of the Worldwide Fund if you or your family invest at least $25,000 in one or more Funds that are series of the IVA Funds. More information about discounts is available from your financial consultant and in Distribution Arrangements starting on page 17 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees IVA Worldwide Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)(on Class A purchases of $1 million or more)	0.75%	1.00%	none
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses IVA Worldwide Fund	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.28%	2.03%	1.03%

Example.

This Example is intended to help you compare the costs of investing in the Worldwide Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Worldwide Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Worldwide Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example IVA Worldwide Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	624	885	1,166	1,967
Class C	306	636	1,093	2,358
Class I	105	328	569	1,260

You would pay the following expenses if you did not redeem your Class C shares of the Worldwide Fund:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
IVA Worldwide Fund Class C	206	636	1,093	2,358

Portfolio Turnover

The Worldwide Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Worldwide Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Worldwide Fund’s performance. During the most recent fiscal year, the Worldwide Fund’s portfolio turnover rate was 27.9% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the Worldwide Fund primarily seeks investment opportunities in companies of any capitalization that International Value Advisers, LLC, the Fund’s investment adviser (the “Adviser”), believes have fundamental value, financial strength and stability. The Worldwide Fund may, however, invest in companies with fundamental value that do not have the other characteristics.

The Adviser, under normal market conditions, will invest no less than 30%, although it intends to invest at least 40%, of the Worldwide Fund’s total assets in equity and debt securities issued by foreign companies and governments. The Adviser may invest the Fund’s assets in any region of the world. It may invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in companies operating in developed countries, such as those of the U.S., Canada, Japan and Western Europe.

The Worldwide Fund identifies investment opportunities through intensive research of individual companies and generally does not focus or rely on current stock market conditions and other macro factors when assessing potential investment opportunities. For these reasons, the Worldwide Fund may seek investments in the equity securities of companies in industries that the Adviser believes to be temporarily depressed. The Worldwide Fund determines an issuer’s economic ties to a particular country based on the location where such issuer is headquartered or incorporated, and the location from where the issuer derives at least 50% of its revenues or profits, if such location is other than the location where such issuer is headquartered or incorporated.

Under normal circumstances, no one position in equity securities will exceed 5% of the total assets of the Worldwide Fund at the time of investment. If the Worldwide Fund’s position in one of the below referenced securities exceeds 5% of the Worldwide Fund’s total assets after the time of investment, the Worldwide Fund may continue to hold such securities.

As part of its principal investment strategies, the Worldwide Fund intends to invest in: (a) foreign and domestic common and preferred equity securities and American Depositary Receipts (“ADRs”); (b) foreign and domestic fixed income securities; and (c) precious metals, primarily through gold bullion and gold mining securities. The Fund may invest in fixed income securities of any credit quality, including those rated investment grade (rated in one of the four highest ratings categories by Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”)) and those considered high-yield and rated below investment grade (rated Ba or lower by Moody’s or BB or lower by S&P, commonly referred to as “junk bonds”). Under normal circumstances, the Worldwide Fund will invest in the following fixed income securities: notes, bills and debentures, bank debt obligations and structured notes, high-yield debt securities rated below investment grade, convertible securities, Rule 144A securities and structured notes (Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public); and securities issued by supranational organizations and sovereign debt securities. Any investments in unrated bonds will be evaluated by the Adviser to determine the comparative credit quality of the unrated debt. In selecting debt securities to achieve the Worldwide Fund’s investment objective, the Adviser will consider the likelihood of default and the potential for capital appreciation. The Worldwide Fund may purchase precious metals in any form (bullion and coins or contract form). The Fund intends, however, to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds.

The Adviser will consider selling a security when it determines that such security no longer offers fundamental value or financial strength and stability.

The Worldwide Fund may invest a portion of its assets in derivative instruments. These include forward contracts and futures contracts. The Worldwide Fund may invest in derivatives primarily to seek to hedge exposure to certain markets and securities and/or for speculative (i.e., non-hedging) purposes. The Worldwide Fund may seek to hedge its exposure to foreign currencies, typically through the use of foreign currency derivatives, including currency forward contracts and may engage in currency transactions with counterparties to gain or reduce exposure to certain currencies or to generate income or gains.

Principal Investment Risks

As with any investment, you could lose all or part of your investment in the Worldwide Fund, and the Fund’s performance could trail that of other investments. The Worldwide Fund is subject to the principal risks noted below, listed in alphabetical order, any of which may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. An investment in the Worldwide Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk. Risks associated with investments in fixed income securities include credit risk, interest rate risk, liquidity risk and the risk of default, particularly with respect to high yield securities.

Derivative Investment Risk. Derivatives are subject to a number of risks, such as interest rate risk, market risk, credit risk, foreign exchange risk and management risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Worldwide Fund may lose more money than it invested in the derivative. A small investment in a derivative could have a relatively large positive or negative impact on the performance of the Fund, potentially resulting in losses to Fund shareholders.

Emerging Markets Risk. Securities listed and traded in emerging markets are subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries.

Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets.

Investment Style Risk. The returns from the types of securities in which the Worldwide Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Worldwide Fund to underperform other investment vehicles that invest in different asset classes.

Issuer-Specific Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities or instruments of smaller, less-well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Worldwide Fund.

Large-Capitalization Investing. Large-capitalization stocks as a group could fall out of favor with the market, causing the Worldwide Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Management Risk. This is the risk that the Worldwide Fund’s investment strategy, the implementation of which is subject to a number of internal and external constraints, may not produce the desired results, including the risk that the Worldwide Fund’s portfolio managers’ judgments about asset allocations may not be correct and could adversely affect the Worldwide Fund’s performance.

Precious Metals Risk. Prices of precious metals and of precious metal related securities historically have been very volatile. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Rule 144A Securities Risk. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that qualified institutional buyers become for a time uninterested in purchasing these securities, they will become illiquid while held by the Worldwide Fund.

Small and Mid-Capitalization Investing. The securities of small- and mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole.

Stock Market Risk. The trading prices of equity securities fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the stock market as a whole. The Worldwide Fund’s NAV, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor in the Worldwide Fund could lose money over short or even long periods.

Tax Risks. To qualify as a regulated investment company for income tax purposes, income derived from investing or trading in precious metals, together with any other non-qualifying income received by the Worldwide Fund in any tax year, must not exceed 10% of the Worldwide Fund’s gross income for such year. If the Worldwide Fund fails to meet these requirements, it would: (i) not qualify as a regulated investment company; (ii) incur regular corporate income tax on its taxable income for that year; (iii) lose its deduction for dividends paid to shareholders; and (iv) be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the Worldwide Fund to its shareholders would be treated as dividend income. This tax requirement may cause the Worldwide Fund to hold or sell precious metals or securities when it would not otherwise do so.

U.S. Government Regulation Risk. The 2010 Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has resulted in significant revisions of the U.S. financial regulatory framework. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and issuers in which the Worldwide Fund invests may also be affected by the new legislation and regulation in ways that are currently unforeseeable.

Performance

The bar chart and table below provide some indication of the risks of investing in the Worldwide Fund by illustrating the variability of the Worldwide Fund’s returns during the years since inception. The bar chart shows the returns for Class A shares of the Worldwide Fund for the last four calendar years. The table shows how the Worldwide Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The returns in the bar chart are for Class A Shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The Worldwide Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Worldwide Fund performance can be obtained by visiting www.ivafunds.com or by calling (866) 941-4482 (toll free).

Year by Year Returns (Years Ended December 31)

The best calendar quarter return during the period shown above was 14.53% in the second quarter of 2009; the worst was -10.18% in the third quarter of 2011.
Average Annual Total Returns	1 Year	Life of Fund	Inception Date
IVA Worldwide Fund Class A	1.29%	9.47%
IVA Worldwide Fund Class A After Taxes on Distributions	0.99%	8.69%
IVA Worldwide Fund Class A After Taxes on Distributions and Sales	1.57%	7.98%
IVA Worldwide Fund Class C	4.75%	9.78%
IVA Worldwide Fund Class I	6.89%	11.05%
IVA Worldwide Fund			Oct 1, 2008
IVA Worldwide Fund MSCI All Country World Index Net	16.13%	5.72%

After-tax returns in the table below are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only, and the after-tax returns for Class C and Class I will vary. After-tax returns for Class A reflect a sales charge.

IVA International Fund
Investment Objective
The IVA International Fund (the “International Fund”) will seek long-term growth of capital by investing in a range of securities and asset classes from markets around the world.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for a sales charge discount on Class A shares of the International Fund if you or your family invest at least $25,000 in one or more Funds that are series of the IVA Funds. More information about discounts is available from your financial consultant and in Distribution Arrangements starting on page 17 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees IVA International Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)(on Class A purchases of $1 million or more)	0.75%	1.00%	none
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses IVA International Fund	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses	1.27%	2.02%	1.02%

Example.

This Example is intended to help you compare the costs of investing in the International Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example IVA International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	623	882	1,161	1,957
Class C	305	633	1,088	2,348
Class I	104	324	563	1,247

You would pay the following expenses if you did not redeem your Class C shares of the International Fund:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
IVA International Fund Class C	205	633	1,088	2,348

Portfolio Turnover

The International Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 29.9% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the International Fund primarily seeks investment opportunities in companies of any capitalization that International Value Advisers, LLC, the Fund’s investment adviser (the “Adviser”), believes have fundamental value, financial strength and stability. The International Fund may, however, invest in companies with fundamental value that do not have the other characteristics.

The Adviser, under normal market conditions, will invest no less than 30%, although it intends to invest at least 65%, of the International Fund’s total assets in equity and debt securities issued by foreign companies and governments. The Adviser may invest the Fund’s assets in any region of the world. It may invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in companies operating in developed countries, such as those of Canada, Japan and Western Europe.

The International Fund identifies investment opportunities through intensive research of individual companies and generally does not focus or rely on current stock market conditions and other macro factors when assessing potential investment opportunities. For these reasons, the International Fund may seek investments in the equity securities of companies in industries that are believed to be temporarily depressed. The International Fund determines an issuer’s economic ties to a particular country based on the location where such issuer is headquartered or incorporated, and the location from where the issuer derives at least 50% of its revenues or profits, if such location is other than the location where such issuer is headquartered or incorporated.

Under normal circumstances, no one position in equity securities will exceed 5% of the total assets of the International Fund at the time of investment. If the International Fund’s position in one of the below referenced securities exceeds 5% of the International Fund’s total assets after the time of investment, the International Fund may continue to hold such securities.

As part of its principal investment strategies, the International Fund intends to invest in: (a) foreign and domestic common and preferred equity securities and American Depositary Receipts (“ADRs”); (b) foreign and domestic fixed income securities; and (c) precious metals, primarily through gold bullion and gold mining securities. The Fund may invest in fixed income securities of any credit quality, including those rated investment grade (rated in one of the four highest ratings categories by Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”)) and those considered high-yield and rated below investment grade (rated Ba or lower by Moody’s or BB or lower by S&P, commonly referred to as “junk bonds”). Under normal circumstances, the International Fund will invest in the following fixed income securities: notes, bills and debentures, bank debt obligations and structured notes; high-yield debt securities rated below investment grade, convertible securities, Rule 144A securities and structured notes (Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public); and securities issued by supranational organizations and sovereign debt securities. Any investments in unrated bonds will be evaluated by the Adviser to determine the comparative credit quality of the unrated debt. In selecting debt securities to achieve the International Fund’s investment objective, the Adviser will consider the likelihood of default and the potential for capital appreciation. The International Fund may purchase precious metals in any form (bullion and coins or contract form). The Fund intends, however, to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds.

The Adviser will consider selling a security when it determines that such security no longer offers fundamental value or financial strength and stability.

The International Fund may invest a portion of its assets in derivative instruments. These include forward contracts and futures contracts. The International Fund may invest in derivatives primarily to seek to hedge exposure to certain markets and securities and/or for speculative (i.e., non-hedging) purposes. The International Fund may seek to hedge its exposure to foreign currencies, typically through the use of foreign currency derivatives, including currency forward contracts and may engage in currency transactions with counterparties to gain or reduce exposure to certain currencies or to generate income or gains.

Principal Investment Risks

As with any investment, you could lose all or part of your investment in the International Fund, and the Fund’s performance could trail that of other investments. The International Fund is subject to the principal risks noted below, listed in alphabetical order, any of which may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. An investment in the International Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk. Risks associated with investments in fixed income securities include credit risk, interest rate risk, liquidity risk and the risk of default, particularly with respect to high yield securities.

Derivative Investment Risk. Derivatives are subject to a number of risks, such as interest rate risk, market risk, credit risk, foreign exchange risk and management risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the International Fund may lose more money than it invested in the derivative. A small investment in a derivative could have a relatively large positive or negative impact on the performance of the Fund, potentially resulting in losses to Fund shareholders.

Emerging Markets Risk. Securities listed and traded in emerging markets are subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries.

Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets.

Investment Style Risk. The returns from the types of securities in which the International Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the International Fund to underperform other investment vehicles that invest in different asset classes.

Issuer-Specific Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities or instruments of smaller, less-well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the International Fund.

Large-Capitalization Investing. Large-capitalization stocks as a group could fall out of favor with the market, causing the International Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Management Risk. This is the risk that the International Fund’s investment strategy, the implementation of which is subject to a number of internal and external constraints, may not produce the desired results, including the risk that the International Fund’s portfolio managers’ judgments about asset allocations may not be correct and could adversely affect the International Fund’s performance.

Precious Metals Risk. Prices of precious metals and of precious metal related securities historically have been very volatile. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Rule 144A Securities Risk. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that qualified institutional buyers become for a time uninterested in purchasing these securities, they will become illiquid while held by the International Fund.

Small and Mid-Capitalization Investing. The securities of small- and mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole.

Stock Market Risk. The trading prices of equity securities fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the stock market as a whole. The International Fund’s NAV, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor in the International Fund could lose money over short or even long periods.

Tax Risks. To qualify as a regulated investment company for income tax purposes, income derived from investing or trading in precious metals, together with any other non-qualifying income received by the International Fund in any tax year, must not exceed 10% of the International Fund’s gross income for such year. If the International Fund fails to meet these requirements, it would: (i) not qualify as a regulated investment company; (ii) incur regular corporate income tax on its taxable income for that year; (iii) lose its deduction for dividends paid to shareholders; and (iv) be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the International Fund to its shareholders would be treated as dividend income. This tax requirement may cause the International Fund to hold or sell precious metals or securities when it would not otherwise do so.

U.S. Government Regulation Risk. The 2010 Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has resulted in significant revisions of the U.S. financial regulatory framework. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and issuers in which the International Fund invests may also be affected by the new legislation and regulation in ways that are currently unforeseeable.

Performance

The bar chart and table below provide some indication of the risks of investing in the International Fund by illustrating the variability of the International Fund’s returns during the years since inception. The bar chart shows the returns for Class A shares of the International Fund for the last four calendar years. The table shows how the International Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The returns in the bar chart are for Class A Shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The International Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated International Fund performance can be obtained by visiting www.ivafunds.com or by calling (866) 941-4482 (toll free).

Year by Year Returns (Years Ended December 31)

The best calendar quarter return during the period shown above was 14.17% in the second quarter of 2009; the worst was -9.01% in the third quarter of 2011.
Average Annual Total Returns	1 Year	Life of Fund	Inception Date
IVA International Fund Class A	4.65%	9.35%
IVA International Fund Class A After Taxes on Distributions	3.85%	8.49%
IVA International Fund Class A After Taxes on Distributions and Sales	3.84%	7.83%
IVA International Fund Class C	8.39%	9.66%
IVA International Fund Class I	10.50%	10.95%
IVA International Fund			Oct 1, 2008
IVA International Fund MSCI All Country World Ex U.S. Index Net	16.83%	5.01%

After-tax returns in the table below are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only, and the after-tax returns for Class C and Class I will vary. After-tax returns for Class A reflect a sales charge.

IVA Worldwide Fund
Investment Objective
The IVA Worldwide Fund (the “Worldwide Fund”) will seek long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Worldwide Fund. You may qualify for a sales charge discount on Class A shares of the Worldwide Fund if you or your family invest at least $25,000 in one or more Funds that are series of the IVA Funds. More information about discounts is available from your financial consultant and in Distribution Arrangements starting on page 17 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees IVA Worldwide Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)(on Class A purchases of $1 million or more)	0.75%	1.00%	none
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses IVA Worldwide Fund	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.28%	2.03%	1.03%

Example.

This Example is intended to help you compare the costs of investing in the Worldwide Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Worldwide Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Worldwide Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example IVA Worldwide Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	624	885	1,166	1,967
Class C	306	636	1,093	2,358
Class I	105	328	569	1,260

You would pay the following expenses if you did not redeem your Class C shares of the Worldwide Fund:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
IVA Worldwide Fund Class C	206	636	1,093	2,358

Portfolio Turnover

The Worldwide Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Worldwide Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Worldwide Fund’s performance. During the most recent fiscal year, the Worldwide Fund’s portfolio turnover rate was 27.9% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the Worldwide Fund primarily seeks investment opportunities in companies of any capitalization that International Value Advisers, LLC, the Fund’s investment adviser (the “Adviser”), believes have fundamental value, financial strength and stability. The Worldwide Fund may, however, invest in companies with fundamental value that do not have the other characteristics.

The Adviser, under normal market conditions, will invest no less than 30%, although it intends to invest at least 40%, of the Worldwide Fund’s total assets in equity and debt securities issued by foreign companies and governments. The Adviser may invest the Fund’s assets in any region of the world. It may invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in companies operating in developed countries, such as those of the U.S., Canada, Japan and Western Europe.

The Worldwide Fund identifies investment opportunities through intensive research of individual companies and generally does not focus or rely on current stock market conditions and other macro factors when assessing potential investment opportunities. For these reasons, the Worldwide Fund may seek investments in the equity securities of companies in industries that the Adviser believes to be temporarily depressed. The Worldwide Fund determines an issuer’s economic ties to a particular country based on the location where such issuer is headquartered or incorporated, and the location from where the issuer derives at least 50% of its revenues or profits, if such location is other than the location where such issuer is headquartered or incorporated.

Under normal circumstances, no one position in equity securities will exceed 5% of the total assets of the Worldwide Fund at the time of investment. If the Worldwide Fund’s position in one of the below referenced securities exceeds 5% of the Worldwide Fund’s total assets after the time of investment, the Worldwide Fund may continue to hold such securities.

As part of its principal investment strategies, the Worldwide Fund intends to invest in: (a) foreign and domestic common and preferred equity securities and American Depositary Receipts (“ADRs”); (b) foreign and domestic fixed income securities; and (c) precious metals, primarily through gold bullion and gold mining securities. The Fund may invest in fixed income securities of any credit quality, including those rated investment grade (rated in one of the four highest ratings categories by Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”)) and those considered high-yield and rated below investment grade (rated Ba or lower by Moody’s or BB or lower by S&P, commonly referred to as “junk bonds”). Under normal circumstances, the Worldwide Fund will invest in the following fixed income securities: notes, bills and debentures, bank debt obligations and structured notes, high-yield debt securities rated below investment grade, convertible securities, Rule 144A securities and structured notes (Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public); and securities issued by supranational organizations and sovereign debt securities. Any investments in unrated bonds will be evaluated by the Adviser to determine the comparative credit quality of the unrated debt. In selecting debt securities to achieve the Worldwide Fund’s investment objective, the Adviser will consider the likelihood of default and the potential for capital appreciation. The Worldwide Fund may purchase precious metals in any form (bullion and coins or contract form). The Fund intends, however, to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds.

The Adviser will consider selling a security when it determines that such security no longer offers fundamental value or financial strength and stability.

The Worldwide Fund may invest a portion of its assets in derivative instruments. These include forward contracts and futures contracts. The Worldwide Fund may invest in derivatives primarily to seek to hedge exposure to certain markets and securities and/or for speculative (i.e., non-hedging) purposes. The Worldwide Fund may seek to hedge its exposure to foreign currencies, typically through the use of foreign currency derivatives, including currency forward contracts and may engage in currency transactions with counterparties to gain or reduce exposure to certain currencies or to generate income or gains.

Principal Investment Risks

As with any investment, you could lose all or part of your investment in the Worldwide Fund, and the Fund’s performance could trail that of other investments. The Worldwide Fund is subject to the principal risks noted below, listed in alphabetical order, any of which may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. An investment in the Worldwide Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk. Risks associated with investments in fixed income securities include credit risk, interest rate risk, liquidity risk and the risk of default, particularly with respect to high yield securities.

Derivative Investment Risk. Derivatives are subject to a number of risks, such as interest rate risk, market risk, credit risk, foreign exchange risk and management risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Worldwide Fund may lose more money than it invested in the derivative. A small investment in a derivative could have a relatively large positive or negative impact on the performance of the Fund, potentially resulting in losses to Fund shareholders.

Emerging Markets Risk. Securities listed and traded in emerging markets are subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries.

Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets.

Investment Style Risk. The returns from the types of securities in which the Worldwide Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Worldwide Fund to underperform other investment vehicles that invest in different asset classes.

Issuer-Specific Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities or instruments of smaller, less-well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Worldwide Fund.

Large-Capitalization Investing. Large-capitalization stocks as a group could fall out of favor with the market, causing the Worldwide Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Management Risk. This is the risk that the Worldwide Fund’s investment strategy, the implementation of which is subject to a number of internal and external constraints, may not produce the desired results, including the risk that the Worldwide Fund’s portfolio managers’ judgments about asset allocations may not be correct and could adversely affect the Worldwide Fund’s performance.

Precious Metals Risk. Prices of precious metals and of precious metal related securities historically have been very volatile. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Rule 144A Securities Risk. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that qualified institutional buyers become for a time uninterested in purchasing these securities, they will become illiquid while held by the Worldwide Fund.

Small and Mid-Capitalization Investing. The securities of small- and mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole.

Stock Market Risk. The trading prices of equity securities fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the stock market as a whole. The Worldwide Fund’s NAV, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor in the Worldwide Fund could lose money over short or even long periods.

Tax Risks. To qualify as a regulated investment company for income tax purposes, income derived from investing or trading in precious metals, together with any other non-qualifying income received by the Worldwide Fund in any tax year, must not exceed 10% of the Worldwide Fund’s gross income for such year. If the Worldwide Fund fails to meet these requirements, it would: (i) not qualify as a regulated investment company; (ii) incur regular corporate income tax on its taxable income for that year; (iii) lose its deduction for dividends paid to shareholders; and (iv) be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the Worldwide Fund to its shareholders would be treated as dividend income. This tax requirement may cause the Worldwide Fund to hold or sell precious metals or securities when it would not otherwise do so.

U.S. Government Regulation Risk. The 2010 Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has resulted in significant revisions of the U.S. financial regulatory framework. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and issuers in which the Worldwide Fund invests may also be affected by the new legislation and regulation in ways that are currently unforeseeable.

Performance

The bar chart and table below provide some indication of the risks of investing in the Worldwide Fund by illustrating the variability of the Worldwide Fund’s returns during the years since inception. The bar chart shows the returns for Class A shares of the Worldwide Fund for the last four calendar years. The table shows how the Worldwide Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The returns in the bar chart are for Class A Shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The Worldwide Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Worldwide Fund performance can be obtained by visiting www.ivafunds.com or by calling (866) 941-4482 (toll free).

Year by Year Returns (Years Ended December 31)

The best calendar quarter return during the period shown above was 14.53% in the second quarter of 2009; the worst was -10.18% in the third quarter of 2011.
Average Annual Total Returns	1 Year	Life of Fund	Inception Date
IVA Worldwide Fund Class A	1.29%	9.47%
IVA Worldwide Fund Class A After Taxes on Distributions	0.99%	8.69%
IVA Worldwide Fund Class A After Taxes on Distributions and Sales	1.57%	7.98%
IVA Worldwide Fund Class C	4.75%	9.78%
IVA Worldwide Fund Class I	6.89%	11.05%
IVA Worldwide Fund			Oct 1, 2008
IVA Worldwide Fund MSCI All Country World Index Net	16.13%	5.72%

After-tax returns in the table below are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only, and the after-tax returns for Class C and Class I will vary. After-tax returns for Class A reflect a sales charge.

IVA International Fund
Investment Objective
The IVA International Fund (the “International Fund”) will seek long-term growth of capital by investing in a range of securities and asset classes from markets around the world.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for a sales charge discount on Class A shares of the International Fund if you or your family invest at least $25,000 in one or more Funds that are series of the IVA Funds. More information about discounts is available from your financial consultant and in Distribution Arrangements starting on page 17 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees IVA International Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)(on Class A purchases of $1 million or more)	0.75%	1.00%	none
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses IVA International Fund	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses	1.27%	2.02%	1.02%

Example.

This Example is intended to help you compare the costs of investing in the International Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example IVA International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	623	882	1,161	1,957
Class C	305	633	1,088	2,348
Class I	104	324	563	1,247

You would pay the following expenses if you did not redeem your Class C shares of the International Fund:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
IVA International Fund Class C	205	633	1,088	2,348

Portfolio Turnover

The International Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 29.9% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the International Fund primarily seeks investment opportunities in companies of any capitalization that International Value Advisers, LLC, the Fund’s investment adviser (the “Adviser”), believes have fundamental value, financial strength and stability. The International Fund may, however, invest in companies with fundamental value that do not have the other characteristics.

The Adviser, under normal market conditions, will invest no less than 30%, although it intends to invest at least 65%, of the International Fund’s total assets in equity and debt securities issued by foreign companies and governments. The Adviser may invest the Fund’s assets in any region of the world. It may invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in companies operating in developed countries, such as those of Canada, Japan and Western Europe.

The International Fund identifies investment opportunities through intensive research of individual companies and generally does not focus or rely on current stock market conditions and other macro factors when assessing potential investment opportunities. For these reasons, the International Fund may seek investments in the equity securities of companies in industries that are believed to be temporarily depressed. The International Fund determines an issuer’s economic ties to a particular country based on the location where such issuer is headquartered or incorporated, and the location from where the issuer derives at least 50% of its revenues or profits, if such location is other than the location where such issuer is headquartered or incorporated.

Under normal circumstances, no one position in equity securities will exceed 5% of the total assets of the International Fund at the time of investment. If the International Fund’s position in one of the below referenced securities exceeds 5% of the International Fund’s total assets after the time of investment, the International Fund may continue to hold such securities.

As part of its principal investment strategies, the International Fund intends to invest in: (a) foreign and domestic common and preferred equity securities and American Depositary Receipts (“ADRs”); (b) foreign and domestic fixed income securities; and (c) precious metals, primarily through gold bullion and gold mining securities. The Fund may invest in fixed income securities of any credit quality, including those rated investment grade (rated in one of the four highest ratings categories by Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”)) and those considered high-yield and rated below investment grade (rated Ba or lower by Moody’s or BB or lower by S&P, commonly referred to as “junk bonds”). Under normal circumstances, the International Fund will invest in the following fixed income securities: notes, bills and debentures, bank debt obligations and structured notes; high-yield debt securities rated below investment grade, convertible securities, Rule 144A securities and structured notes (Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public); and securities issued by supranational organizations and sovereign debt securities. Any investments in unrated bonds will be evaluated by the Adviser to determine the comparative credit quality of the unrated debt. In selecting debt securities to achieve the International Fund’s investment objective, the Adviser will consider the likelihood of default and the potential for capital appreciation. The International Fund may purchase precious metals in any form (bullion and coins or contract form). The Fund intends, however, to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds.

The Adviser will consider selling a security when it determines that such security no longer offers fundamental value or financial strength and stability.

The International Fund may invest a portion of its assets in derivative instruments. These include forward contracts and futures contracts. The International Fund may invest in derivatives primarily to seek to hedge exposure to certain markets and securities and/or for speculative (i.e., non-hedging) purposes. The International Fund may seek to hedge its exposure to foreign currencies, typically through the use of foreign currency derivatives, including currency forward contracts and may engage in currency transactions with counterparties to gain or reduce exposure to certain currencies or to generate income or gains.

Principal Investment Risks

As with any investment, you could lose all or part of your investment in the International Fund, and the Fund’s performance could trail that of other investments. The International Fund is subject to the principal risks noted below, listed in alphabetical order, any of which may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. An investment in the International Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk. Risks associated with investments in fixed income securities include credit risk, interest rate risk, liquidity risk and the risk of default, particularly with respect to high yield securities.

Derivative Investment Risk. Derivatives are subject to a number of risks, such as interest rate risk, market risk, credit risk, foreign exchange risk and management risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the International Fund may lose more money than it invested in the derivative. A small investment in a derivative could have a relatively large positive or negative impact on the performance of the Fund, potentially resulting in losses to Fund shareholders.

Emerging Markets Risk. Securities listed and traded in emerging markets are subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries.

Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets.

Investment Style Risk. The returns from the types of securities in which the International Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the International Fund to underperform other investment vehicles that invest in different asset classes.

Issuer-Specific Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities or instruments of smaller, less-well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the International Fund.

Large-Capitalization Investing. Large-capitalization stocks as a group could fall out of favor with the market, causing the International Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Management Risk. This is the risk that the International Fund’s investment strategy, the implementation of which is subject to a number of internal and external constraints, may not produce the desired results, including the risk that the International Fund’s portfolio managers’ judgments about asset allocations may not be correct and could adversely affect the International Fund’s performance.

Precious Metals Risk. Prices of precious metals and of precious metal related securities historically have been very volatile. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Rule 144A Securities Risk. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that qualified institutional buyers become for a time uninterested in purchasing these securities, they will become illiquid while held by the International Fund.

Small and Mid-Capitalization Investing. The securities of small- and mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole.

Stock Market Risk. The trading prices of equity securities fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the stock market as a whole. The International Fund’s NAV, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor in the International Fund could lose money over short or even long periods.

Tax Risks. To qualify as a regulated investment company for income tax purposes, income derived from investing or trading in precious metals, together with any other non-qualifying income received by the International Fund in any tax year, must not exceed 10% of the International Fund’s gross income for such year. If the International Fund fails to meet these requirements, it would: (i) not qualify as a regulated investment company; (ii) incur regular corporate income tax on its taxable income for that year; (iii) lose its deduction for dividends paid to shareholders; and (iv) be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the International Fund to its shareholders would be treated as dividend income. This tax requirement may cause the International Fund to hold or sell precious metals or securities when it would not otherwise do so.

U.S. Government Regulation Risk. The 2010 Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has resulted in significant revisions of the U.S. financial regulatory framework. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and issuers in which the International Fund invests may also be affected by the new legislation and regulation in ways that are currently unforeseeable.

Performance

The bar chart and table below provide some indication of the risks of investing in the International Fund by illustrating the variability of the International Fund’s returns during the years since inception. The bar chart shows the returns for Class A shares of the International Fund for the last four calendar years. The table shows how the International Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The returns in the bar chart are for Class A Shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The International Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated International Fund performance can be obtained by visiting www.ivafunds.com or by calling (866) 941-4482 (toll free).

Year by Year Returns (Years Ended December 31)

The best calendar quarter return during the period shown above was 14.17% in the second quarter of 2009; the worst was -9.01% in the third quarter of 2011.
Average Annual Total Returns	1 Year	Life of Fund	Inception Date
IVA International Fund Class A	4.65%	9.35%
IVA International Fund Class A After Taxes on Distributions	3.85%	8.49%
IVA International Fund Class A After Taxes on Distributions and Sales	3.84%	7.83%
IVA International Fund Class C	8.39%	9.66%
IVA International Fund Class I	10.50%	10.95%
IVA International Fund			Oct 1, 2008
IVA International Fund MSCI All Country World Ex U.S. Index Net	16.83%	5.01%

After-tax returns in the table below are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only, and the after-tax returns for Class C and Class I will vary. After-tax returns for Class A reflect a sales charge.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	IVA Fiduciary Trust
Central Index Key	dei_EntityCentralIndexKey	0001437921
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2013
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
IVA Worldwide Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The IVA Worldwide Fund (the “Worldwide Fund”) will seek long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Worldwide Fund. You may qualify for a sales charge discount on Class A shares of the Worldwide Fund if you or your family invest at least $25,000 in one or more Funds that are series of the IVA Funds. More information about discounts is available from your financial consultant and in Distribution Arrangements starting on page 17 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Worldwide Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Worldwide Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Worldwide Fund’s performance. During the most recent fiscal year, the Worldwide Fund’s portfolio turnover rate was 27.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a sales charge discount on Class A shares of the Worldwide Fund if you or your family invest at least $25,000 in one or more Funds that are series of the IVA Funds. More information about discounts is available from your financial consultant and in Distribution Arrangements starting on page 17 of the Prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the costs of investing in the Worldwide Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Worldwide Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Worldwide Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares of the Worldwide Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Worldwide Fund primarily seeks investment opportunities in companies of any capitalization that International Value Advisers, LLC, the Fund’s investment adviser (the “Adviser”), believes have fundamental value, financial strength and stability. The Worldwide Fund may, however, invest in companies with fundamental value that do not have the other characteristics.

The Adviser, under normal market conditions, will invest no less than 30%, although it intends to invest at least 40%, of the Worldwide Fund’s total assets in equity and debt securities issued by foreign companies and governments. The Adviser may invest the Fund’s assets in any region of the world. It may invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in companies operating in developed countries, such as those of the U.S., Canada, Japan and Western Europe.

The Worldwide Fund identifies investment opportunities through intensive research of individual companies and generally does not focus or rely on current stock market conditions and other macro factors when assessing potential investment opportunities. For these reasons, the Worldwide Fund may seek investments in the equity securities of companies in industries that the Adviser believes to be temporarily depressed. The Worldwide Fund determines an issuer’s economic ties to a particular country based on the location where such issuer is headquartered or incorporated, and the location from where the issuer derives at least 50% of its revenues or profits, if such location is other than the location where such issuer is headquartered or incorporated.

Under normal circumstances, no one position in equity securities will exceed 5% of the total assets of the Worldwide Fund at the time of investment. If the Worldwide Fund’s position in one of the below referenced securities exceeds 5% of the Worldwide Fund’s total assets after the time of investment, the Worldwide Fund may continue to hold such securities.

As part of its principal investment strategies, the Worldwide Fund intends to invest in: (a) foreign and domestic common and preferred equity securities and American Depositary Receipts (“ADRs”); (b) foreign and domestic fixed income securities; and (c) precious metals, primarily through gold bullion and gold mining securities. The Fund may invest in fixed income securities of any credit quality, including those rated investment grade (rated in one of the four highest ratings categories by Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”)) and those considered high-yield and rated below investment grade (rated Ba or lower by Moody’s or BB or lower by S&P, commonly referred to as “junk bonds”). Under normal circumstances, the Worldwide Fund will invest in the following fixed income securities: notes, bills and debentures, bank debt obligations and structured notes, high-yield debt securities rated below investment grade, convertible securities, Rule 144A securities and structured notes (Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public); and securities issued by supranational organizations and sovereign debt securities. Any investments in unrated bonds will be evaluated by the Adviser to determine the comparative credit quality of the unrated debt. In selecting debt securities to achieve the Worldwide Fund’s investment objective, the Adviser will consider the likelihood of default and the potential for capital appreciation. The Worldwide Fund may purchase precious metals in any form (bullion and coins or contract form). The Fund intends, however, to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds.

The Adviser will consider selling a security when it determines that such security no longer offers fundamental value or financial strength and stability.

The Worldwide Fund may invest a portion of its assets in derivative instruments. These include forward contracts and futures contracts. The Worldwide Fund may invest in derivatives primarily to seek to hedge exposure to certain markets and securities and/or for speculative (i.e., non-hedging) purposes. The Worldwide Fund may seek to hedge its exposure to foreign currencies, typically through the use of foreign currency derivatives, including currency forward contracts and may engage in currency transactions with counterparties to gain or reduce exposure to certain currencies or to generate income or gains.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To achieve its investment objective, the Worldwide Fund primarily seeks investment opportunities in companies of any capitalization that International Value Advisers, LLC, the Fund’s investment adviser (the “Adviser”), believes have fundamental value, financial strength and stability. The Worldwide Fund may, however, invest in companies with fundamental value that do not have the other characteristics.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Worldwide Fund, and the Fund’s performance could trail that of other investments. The Worldwide Fund is subject to the principal risks noted below, listed in alphabetical order, any of which may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. An investment in the Worldwide Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk. Risks associated with investments in fixed income securities include credit risk, interest rate risk, liquidity risk and the risk of default, particularly with respect to high yield securities.

Derivative Investment Risk. Derivatives are subject to a number of risks, such as interest rate risk, market risk, credit risk, foreign exchange risk and management risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Worldwide Fund may lose more money than it invested in the derivative. A small investment in a derivative could have a relatively large positive or negative impact on the performance of the Fund, potentially resulting in losses to Fund shareholders.

Emerging Markets Risk. Securities listed and traded in emerging markets are subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries.

Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets.

Investment Style Risk. The returns from the types of securities in which the Worldwide Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Worldwide Fund to underperform other investment vehicles that invest in different asset classes.

Issuer-Specific Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities or instruments of smaller, less-well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Worldwide Fund.

Large-Capitalization Investing. Large-capitalization stocks as a group could fall out of favor with the market, causing the Worldwide Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Management Risk. This is the risk that the Worldwide Fund’s investment strategy, the implementation of which is subject to a number of internal and external constraints, may not produce the desired results, including the risk that the Worldwide Fund’s portfolio managers’ judgments about asset allocations may not be correct and could adversely affect the Worldwide Fund’s performance.

Precious Metals Risk. Prices of precious metals and of precious metal related securities historically have been very volatile. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Rule 144A Securities Risk. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that qualified institutional buyers become for a time uninterested in purchasing these securities, they will become illiquid while held by the Worldwide Fund.

Small and Mid-Capitalization Investing. The securities of small- and mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole.

Stock Market Risk. The trading prices of equity securities fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the stock market as a whole. The Worldwide Fund’s NAV, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor in the Worldwide Fund could lose money over short or even long periods.

Tax Risks. To qualify as a regulated investment company for income tax purposes, income derived from investing or trading in precious metals, together with any other non-qualifying income received by the Worldwide Fund in any tax year, must not exceed 10% of the Worldwide Fund’s gross income for such year. If the Worldwide Fund fails to meet these requirements, it would: (i) not qualify as a regulated investment company; (ii) incur regular corporate income tax on its taxable income for that year; (iii) lose its deduction for dividends paid to shareholders; and (iv) be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the Worldwide Fund to its shareholders would be treated as dividend income. This tax requirement may cause the Worldwide Fund to hold or sell precious metals or securities when it would not otherwise do so.

U.S. Government Regulation Risk. The 2010 Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has resulted in significant revisions of the U.S. financial regulatory framework. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and issuers in which the Worldwide Fund invests may also be affected by the new legislation and regulation in ways that are currently unforeseeable.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Worldwide Fund, and the Fund’s performance could trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Worldwide Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Worldwide Fund by illustrating the variability of the Worldwide Fund’s returns during the years since inception. The bar chart shows the returns for Class A shares of the Worldwide Fund for the last four calendar years. The table shows how the Worldwide Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The returns in the bar chart are for Class A Shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The Worldwide Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Worldwide Fund performance can be obtained by visiting www.ivafunds.com or by calling (866) 941-4482 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Worldwide Fund by illustrating the variability of the Worldwide Fund’s returns during the years since inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 941-4482
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Worldwide Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 14.53% in the second quarter of 2009; the worst was -10.18% in the third quarter of 2011.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best calendar quarter return during the period shown above was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.18%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only, and the after-tax returns for Class C and Class I will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns in the table below are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only, and the after-tax returns for Class C and Class I will vary. After-tax returns for Class A reflect a sales charge.

Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
IVA Worldwide Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVWAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)(on Class A purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOther	0.75%
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	624
3 Years	rr_ExpenseExampleYear03	885
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,166
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,967
Annual Return 2009	rr_AnnualReturn2009	23.03%
Annual Return 2010	rr_AnnualReturn2010	17.22%
Annual Return 2011	rr_AnnualReturn2011	(2.22%)
Annual Return 2012	rr_AnnualReturn2012	6.63%
1 Year	rr_AverageAnnualReturnYear01	1.29%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.47%
IVA Worldwide Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVWCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)(on Class A purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	306
3 Years	rr_ExpenseExampleYear03	636
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,358
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	636
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,358
1 Year	rr_AverageAnnualReturnYear01	4.75%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.78%
IVA Worldwide Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVWIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)(on Class A purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,260
1 Year	rr_AverageAnnualReturnYear01	6.89%
Life of Fund	rr_AverageAnnualReturnSinceInception	11.05%
IVA Worldwide Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.99%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.69%
IVA Worldwide Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.57%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.98%
IVA Worldwide Fund | MSCI All Country World Index Net
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.72%
IVA International Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The IVA International Fund (the “International Fund”) will seek long-term growth of capital by investing in a range of securities and asset classes from markets around the world.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for a sales charge discount on Class A shares of the International Fund if you or your family invest at least $25,000 in one or more Funds that are series of the IVA Funds. More information about discounts is available from your financial consultant and in Distribution Arrangements starting on page 17 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The International Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 29.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a sales charge discount on Class A shares of the International Fund if you or your family invest at least $25,000 in one or more Funds that are series of the IVA Funds. More information about discounts is available from your financial consultant and in Distribution Arrangements starting on page 18 of the Prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the costs of investing in the International Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares of the International Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the International Fund primarily seeks investment opportunities in companies of any capitalization that International Value Advisers, LLC, the Fund’s investment adviser (the “Adviser”), believes have fundamental value, financial strength and stability. The International Fund may, however, invest in companies with fundamental value that do not have the other characteristics.

The Adviser, under normal market conditions, will invest no less than 30%, although it intends to invest at least 65%, of the International Fund’s total assets in equity and debt securities issued by foreign companies and governments. The Adviser may invest the Fund’s assets in any region of the world. It may invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in companies operating in developed countries, such as those of Canada, Japan and Western Europe.

The International Fund identifies investment opportunities through intensive research of individual companies and generally does not focus or rely on current stock market conditions and other macro factors when assessing potential investment opportunities. For these reasons, the International Fund may seek investments in the equity securities of companies in industries that are believed to be temporarily depressed. The International Fund determines an issuer’s economic ties to a particular country based on the location where such issuer is headquartered or incorporated, and the location from where the issuer derives at least 50% of its revenues or profits, if such location is other than the location where such issuer is headquartered or incorporated.

Under normal circumstances, no one position in equity securities will exceed 5% of the total assets of the International Fund at the time of investment. If the International Fund’s position in one of the below referenced securities exceeds 5% of the International Fund’s total assets after the time of investment, the International Fund may continue to hold such securities.

As part of its principal investment strategies, the International Fund intends to invest in: (a) foreign and domestic common and preferred equity securities and American Depositary Receipts (“ADRs”); (b) foreign and domestic fixed income securities; and (c) precious metals, primarily through gold bullion and gold mining securities. The Fund may invest in fixed income securities of any credit quality, including those rated investment grade (rated in one of the four highest ratings categories by Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”)) and those considered high-yield and rated below investment grade (rated Ba or lower by Moody’s or BB or lower by S&P, commonly referred to as “junk bonds”). Under normal circumstances, the International Fund will invest in the following fixed income securities: notes, bills and debentures, bank debt obligations and structured notes; high-yield debt securities rated below investment grade, convertible securities, Rule 144A securities and structured notes (Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public); and securities issued by supranational organizations and sovereign debt securities. Any investments in unrated bonds will be evaluated by the Adviser to determine the comparative credit quality of the unrated debt. In selecting debt securities to achieve the International Fund’s investment objective, the Adviser will consider the likelihood of default and the potential for capital appreciation. The International Fund may purchase precious metals in any form (bullion and coins or contract form). The Fund intends, however, to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds.

The Adviser will consider selling a security when it determines that such security no longer offers fundamental value or financial strength and stability.

The International Fund may invest a portion of its assets in derivative instruments. These include forward contracts and futures contracts. The International Fund may invest in derivatives primarily to seek to hedge exposure to certain markets and securities and/or for speculative (i.e., non-hedging) purposes. The International Fund may seek to hedge its exposure to foreign currencies, typically through the use of foreign currency derivatives, including currency forward contracts and may engage in currency transactions with counterparties to gain or reduce exposure to certain currencies or to generate income or gains.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To achieve its investment objective, the International Fund primarily seeks investment opportunities in companies of any capitalization that International Value Advisers, LLC, the Fund’s investment adviser (the “Adviser”), believes have fundamental value, financial strength and stability. The International Fund may, however, invest in companies with fundamental value that do not have the other characteristics.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the International Fund, and the Fund’s performance could trail that of other investments. The International Fund is subject to the principal risks noted below, listed in alphabetical order, any of which may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. An investment in the International Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk. Risks associated with investments in fixed income securities include credit risk, interest rate risk, liquidity risk and the risk of default, particularly with respect to high yield securities.

Derivative Investment Risk. Derivatives are subject to a number of risks, such as interest rate risk, market risk, credit risk, foreign exchange risk and management risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the International Fund may lose more money than it invested in the derivative. A small investment in a derivative could have a relatively large positive or negative impact on the performance of the Fund, potentially resulting in losses to Fund shareholders.

Emerging Markets Risk. Securities listed and traded in emerging markets are subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries.

Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets.

Investment Style Risk. The returns from the types of securities in which the International Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the International Fund to underperform other investment vehicles that invest in different asset classes.

Issuer-Specific Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities or instruments of smaller, less-well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the International Fund.

Large-Capitalization Investing. Large-capitalization stocks as a group could fall out of favor with the market, causing the International Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Management Risk. This is the risk that the International Fund’s investment strategy, the implementation of which is subject to a number of internal and external constraints, may not produce the desired results, including the risk that the International Fund’s portfolio managers’ judgments about asset allocations may not be correct and could adversely affect the International Fund’s performance.

Precious Metals Risk. Prices of precious metals and of precious metal related securities historically have been very volatile. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Rule 144A Securities Risk. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that qualified institutional buyers become for a time uninterested in purchasing these securities, they will become illiquid while held by the International Fund.

Small and Mid-Capitalization Investing. The securities of small- and mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole.

Stock Market Risk. The trading prices of equity securities fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the stock market as a whole. The International Fund’s NAV, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor in the International Fund could lose money over short or even long periods.

Tax Risks. To qualify as a regulated investment company for income tax purposes, income derived from investing or trading in precious metals, together with any other non-qualifying income received by the International Fund in any tax year, must not exceed 10% of the International Fund’s gross income for such year. If the International Fund fails to meet these requirements, it would: (i) not qualify as a regulated investment company; (ii) incur regular corporate income tax on its taxable income for that year; (iii) lose its deduction for dividends paid to shareholders; and (iv) be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the International Fund to its shareholders would be treated as dividend income. This tax requirement may cause the International Fund to hold or sell precious metals or securities when it would not otherwise do so.

U.S. Government Regulation Risk. The 2010 Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has resulted in significant revisions of the U.S. financial regulatory framework. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and issuers in which the International Fund invests may also be affected by the new legislation and regulation in ways that are currently unforeseeable.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the International Fund, and the Fund’s performance could trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the International Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the International Fund by illustrating the variability of the International Fund’s returns during the years since inception. The bar chart shows the returns for Class A shares of the International Fund for the last four calendar years. The table shows how the International Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The returns in the bar chart are for Class A Shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The International Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated International Fund performance can be obtained by visiting www.ivafunds.com or by calling (866) 941-4482 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table below provide some indication of the risks of investing in the International Fund by illustrating the variability of the International Fund’s returns during the years since inception.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 941-4482
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The International Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 14.17% in the second quarter of 2009; the worst was -9.01% in the third quarter of 2011.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best calendar quarter return during the period shown above was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.01%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only, and the after-tax returns for Class C and Class I will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns in the table below are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only, and the after-tax returns for Class C and Class I will vary. After-tax returns for Class A reflect a sales charge.

Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
IVA International Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVIOX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)(on Class A purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOther	0.75%
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	623
3 Years	rr_ExpenseExampleYear03	882
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,161
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,957
Annual Return 2009	rr_AnnualReturn2009	19.35%
Annual Return 2010	rr_AnnualReturn2010	16.49%
Annual Return 2011	rr_AnnualReturn2011	(1.96%)
Annual Return 2012	rr_AnnualReturn2012	10.16%
1 Year	rr_AverageAnnualReturnYear01	4.65%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.35%
IVA International Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVICX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)(on Class A purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	305
3 Years	rr_ExpenseExampleYear03	633
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,348
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	633
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,348
1 Year	rr_AverageAnnualReturnYear01	8.39%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.66%
IVA International Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVIQX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)(on Class A purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	324
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,247
1 Year	rr_AverageAnnualReturnYear01	10.50%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.95%
IVA International Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.85%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.49%
IVA International Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.84%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.83%
IVA International Fund | MSCI All Country World Ex U.S. Index Net
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.01%